UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08846

Tributary Funds, Inc.

(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC

1620 Dodge Street

Omaha, Nebraska 68197

(Address of principal executive offices)

Daniel W. Koors

Jackson Fund Services

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent of service)

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 22.5%
$ 37,221	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	$37,237
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	308,803
890,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	939,460
239,988	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.32%, 02/13/46	240,241
472,174	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	475,299
360,071	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.40%, 02/25/30	358,339
500,000	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	495,529
733,052	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 10/25/36 (a)	681,287
372,426	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	369,613
274,838	Countrywide Alternative Loan Trust REMIC, 5.72%, 08/25/36 (a)	270,708
473,397	Countrywide Asset-Backed Certificates REMIC, 0.27%, 10/25/28 (a)	466,808
450,768	Countrywide Asset-Backed Certificates REMIC, 0.43%, 06/25/34 (a)	414,850
673,591	Countrywide Asset-Backed Certificates REMIC, 0.37%, 12/25/34 (a)	578,202
367,352	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	361,970
614,736	Countrywide Asset-Backed Certificates REMIC, 0.54%, 08/25/47 (a)	581,046
302,495	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	295,745
580,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	588,354
800,000	GS Mortgage Securities Corp., 3.65%, 03/11/44 (b)	810,702
207,955	Home Equity Asset Trust REMIC, 0.30%, 07/25/37 (a)	203,116
133,997	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	133,988
850,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	859,478
895,000	Long Beach Mortgage Loan Trust REMIC, 0.79%, 10/25/34 (a)	691,594
415,163	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	404,240

Principal Amount	Security Description	Value
$ 237,054	Nationstar Home Equity Loan Trust REMIC, 0.25%, 06/25/37 (a)	$233,904
301,426	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	157,193
416,652	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	420,735
142,616	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	144,147
630,297	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (b) (c)	390,784
632,468	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	627,739
425,607	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	435,356
127,273	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	129,154
369,044	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	332,468
495,960	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	449,032
579,876	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	559,036
118,008	Residential Asset Securities Corp. REMIC, 0.29%, 12/25/31 (a)	117,576
376,792	Residential Asset Securities Corp. REMIC, 3.87%, 06/25/33	367,771
402,060	Residential Asset Securities Corp. REMIC, 0.38%, 03/25/35 (a)	383,046
110,430	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	110,337
421,484	Wells Fargo Home Equity Trust REMIC, 0.33%, 07/25/36 (a)	370,251

Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,797,343)		15,795,138

Corporate Bonds - 41.6%
Consumer Discretionary - 3.5%
505,000	Comcast Corp., 6.50%, 01/15/15	577,761
300,000	Hanesbrands Inc., 8.00%, 12/15/16	320,250
520,000	Maytag Corp., 5.00%, 05/15/15	551,430
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	407,812
585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	626,172

		2,483,425
Consumer Staples - 3.4%
423,000	Bottling Group LLC, 4.63%, 11/15/12	445,750
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	601,601
548,000	Kellogg Co., 5.13%, 12/03/12	580,885
335,000	SUPERVALU Inc., 8.00%, 05/01/16	341,700

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$ 375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	$388,080

		2,358,016
Energy - 1.7%
615,000	ConocoPhillips, 4.60%, 01/15/15	679,296
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	549,140

		1,228,436
Financials - 22.7%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	600,410
585,000	American Express Credit Corp., 7.30%, 08/20/13	651,099
650,000	Bank of America Corp., 4.50%, 04/01/15	679,575
890,000	Bank of New York Mellon, 6.38%, 04/01/12	928,788
650,000	BB&T Corp., 6.50%, 08/01/11	652,747
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	648,039
615,000	Citigroup Inc., 6.50%, 08/19/13	668,848
300,000	Citigroup Inc., 4.75%, 05/19/15	317,269
720,000	General Electric Capital Corp., 0.51%, 09/15/14 (a)	707,646
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	680,116
540,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	556,662
620,000	JPMorgan Chase & Co., 5.15%, 10/01/15	669,628
410,000	KeyBank NA, 4.95%, 09/15/15	435,988
1,525,000	KeyBank NA (guaranteed by FDIC), 3.20%, 06/15/12	1,567,833
650,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	710,164
655,000	Morgan Stanley, 4.75%, 04/01/14	682,763
650,000	PNC Funding Corp., 0.47%, 01/31/14 (a)	645,891
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	673,312
1,420,000	Regions Bank (guaranteed by FDIC), 3.25%, 12/09/11	1,439,247
495,000	Regions Financial Corp., 7.75%, 11/10/14	524,453
650,000	State Street Bank & Trust Co., 0.45%, 12/08/15 (a)	626,887
285,000	State Street Capital Trust III, 5.24% (callable at 100 beginning 03/15/13) (d)	285,125
650,000	Wells Fargo Bank NA, 0.47%, 05/16/16 (a)	605,582

		15,958,072

Principal Amount	Security Description	Value
Industrials - 1.6%
$ 475,000	Textron Inc., 6.20%, 03/15/15	$527,040
535,000	Union Pacific Corp., 4.88%, 01/15/15	586,568

		1,113,608
Information Technology - 2.0%
525,000	CA Inc., 6.13%, 12/01/14	589,028
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	256,135
520,000	International Business Machines Corp., 6.50%, 10/15/13	583,221

		1,428,384
Materials - 3.7%
495,000	Dow Chemical Co., 7.60%, 05/15/14	574,020
515,000	Mosaic Co., 7.63%, 12/01/16 (b)	547,187
335,000	Nalco Co., 8.25%, 05/15/17	365,988
480,000	Praxair Inc., 3.95%, 06/01/13	509,252
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	570,414

		2,566,861
Utilities - 3.0%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	433,650
565,000	Georgia Power Co., 3.00%, 04/15/16	578,476
416,000	PacifiCorp, 5.45%, 09/15/13	454,644
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	646,316

		2,113,086

Total Corporate Bonds (cost $28,095,618)		29,249,888

Government and Agency Obligations - 29.5%
GOVERNMENT SECURITIES - 22.4%
Federal Home Loan Mortgage Corp. - 1.5%
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	1,081,225

Municipals - 3.2%
380,000	City of Omaha, Nebraska, 2.40%, 12/01/16	376,622
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	209,045
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	173,223
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	573,870
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	619,086
325,000	State of Mississippi, 2.63%, 11/01/16	327,733

		2,279,579

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares or Principal Amount	Security Description	Value
Treasury Inflation Index Securities - 1.0%
$ 669,388	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	$698,151

U.S. Treasury Securities - 16.7%
3,000,000	U.S. Treasury Note, 1.75%, 11/15/11	3,018,399
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,890,000
5,810,000	U.S. Treasury Note, 2.63%, 12/31/14	6,124,100
640,000	U.S. Treasury Note, 2.38%, 03/31/16	662,150

		11,694,649
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 7.1%
Federal Home Loan Mortgage Corp. - 2.7%
694,321	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	710,631
1,121,873	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	1,166,318

		1,876,949
Federal National Mortgage Association - 4.4%
756,437	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	799,471
1,239,757	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	1,304,575
744,033	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	777,089
1,311,879	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	198,019

		3,079,154

Total Government and Agency Obligations (cost $20,330,300)		20,709,707

Preferred Stocks - 0.7%
550	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (d)	462,000

Total Preferred Stocks (cost $564,328)		462,000

Exchange Traded Funds - 0.4%
3,383	iShares iBoxx High Yield Corporate Bond Fund	308,902

Total Exchange Traded Funds (cost $300,106)		308,902

Investment Company - 1.3%
89,315	Federated Institutional High-Yield Bond Fund (c)	886,008

Total Investment Company (cost $761,904)		886,008

Shares	Security Description	Value
Short Term Investments - 3.4%
Investment Company - 3.4%
2,403,343	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	$2,403,343

Total Short Term Investments (cost $2,403,343)		2,403,343

Total Investments - 99.4% (cost $68,252,942)		69,814,986
Other assets in excess of liabilities - 0.6%		399,540

NET ASSETS - 100%		$70,214,526

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
AMBAC	AMBAC Indemnity Corp.
FDIC	Federal Deposit Insurance Corporation
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 23.4%
$ 1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (a)	$1,470,777
454,907	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	454,273
1,000,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	1,055,573
749,172	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	749,991
582,683	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 10/25/36 (a)	541,536
372,426	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	369,613
274,838	Countrywide Alternative Loan Trust REMIC, 5.72%, 08/25/36 (a)	270,708
242,864	Countrywide Asset-Backed Certificates REMIC, 0.43%, 06/25/34 (a)	223,512
422,422	Countrywide Asset-Backed Certificates REMIC, 0.37%, 12/25/34 (a)	362,601
302,495	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	295,745
305,999	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	315,457
635,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	644,146
575,000	GS Mortgage Securities Corp., 3.65%, 03/11/44 (b)	582,692
182,135	Home Equity Asset Trust REMIC, 0.30%, 07/25/37 (a)	177,897
184,720	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	184,707
1,234,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	1,247,760
383,228	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	373,145
322,452	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	168,158
193,177	Park Place Securities Inc. REMIC, 0.81%, 10/25/34 (a)	185,120
1,027,484	Preferred Term Securities XXI Ltd., 0.90%, 03/22/38 (a) (b) (c) (d)	195,222
616,186	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (b) (c)	382,036
445,392	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	455,594
628,506	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	637,796

Principal Amount	Security Description	Value
$ 248,603	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	$223,964
609,217	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	551,573
487,096	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	469,590
121,352	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	121,250
461,567	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	463,983
252,735	Wells Fargo Home Equity Trust REMIC, 0.33%, 07/25/36 (a)	222,014

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,747,400)		13,396,433

Corporate Bonds - 23.9%
Consumer Discretionary - 2.6%
310,000	Comcast Corp., 6.50%, 01/15/17	361,307
200,000	Hanesbrands Inc., 8.00%, 12/15/16	213,500
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	353,438
295,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	297,031
280,000	Whirlpool Corp., 4.85%, 06/15/21	276,963

		1,502,239
Consumer Staples - 1.4%
245,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	251,953
285,000	PepsiCo Inc., 7.90%, 11/01/18	367,294
165,000	SUPERVALU Inc., 8.00%, 05/01/16	168,300

		787,547
Energy - 1.3%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	384,239
270,000	Tosco Corp., 8.13%, 02/15/30	352,790

		737,029
Financials - 11.3%
340,000	American Express Co., 6.80%, 09/01/66 (a)	349,350
325,000	Chubb Corp., 6.80%, 11/15/31	368,180
300,000	Citigroup Inc., 6.50%, 08/19/13	326,267
185,000	Citigroup Inc., 8.50%, 05/22/19	229,336
390,000	General Electric Capital Corp., 0.45%, 01/08/16 (a)	374,506
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	316,797
335,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	369,641

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$ 275,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	$283,485
325,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	321,465
260,000	KeyBank NA, 4.95%, 09/15/15	276,480
320,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	338,746
310,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	338,694
350,000	Morgan Stanley, 4.75%, 04/01/14	364,835
375,000	PNC Funding Corp., 0.47%, 01/31/14 (a)	372,629
285,000	Prudential Financial Inc., 7.38%, 06/15/19	337,983
250,000	Regions Financial Corp., 7.75%, 11/10/14	264,876
375,000	State Street Bank & Trust Co., 0.45%, 12/08/15 (a)	361,666
185,000	State Street Capital Trust III, 5.24% (callable at 100 beginning 03/15/13) (e)	185,081
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	345,940
305,000	Wachovia Bank NA, 6.60%, 01/15/38	334,354

		6,460,311
Industrials - 1.7%
400,000	Pitney Bowes Inc., 5.25%, 01/15/37	414,383
275,000	Textron Inc., 6.20%, 03/15/15	305,129
245,000	Union Pacific Corp., 5.70%, 08/15/18	278,956

		998,468
Information Technology - 1.3%
320,000	CA Inc., 6.13%, 12/01/14	359,027
300,000	International Business Machines Corp., 7.00%, 10/30/25	373,505

		732,532
Materials - 2.5%
275,000	Dow Chemical Co., 4.25%, 11/15/20	268,387
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	322,221
270,000	Mosaic Co., 7.63%, 12/01/16 (b)	286,875
165,000	Nalco Co., 8.25%, 05/15/17	180,263
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	354,257

		1,412,003
Utilities - 1.8%
315,000	Alabama Power Co., 5.50%, 10/15/17	359,587
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	325,238

Principal Amount	Security Description	Value
$ 300,000	PacifiCorp, 6.25%, 10/15/37	$339,260

		1,024,085

Total Corporate Bonds (cost $12,939,140)		13,654,214

Government and Agency Obligations - 48.0%
GOVERNMENT SECURITIES - 20.0%
Municipals - 2.6%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	361,773
285,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	295,012
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	236,315
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	225,628
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	354,347

		1,473,075
Treasury Inflation Index Securities - 1.8%
389,179	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	405,901
261,885	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (f)	297,567
296,560	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (f)	322,717

		1,026,185
U.S. Treasury Securities - 15.6%
2,600,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,601,220
1,570,000	U.S. Treasury Note, 3.50%, 02/15/18	1,684,439
4,465,000	U.S. Treasury Note, 3.63%, 02/15/21	4,655,807

		8,941,466
U.S. GOVERNMENT MORTGAGE -BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 12.5%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,181,146
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,337,638
2,030,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	2,063,995
436,289	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	441,799
2,022,263	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	2,111,665

		7,136,243
Federal National Mortgage Association - 15.5%
361,204	Federal National Mortgage Association, 5.50%, 11/01/16	392,053

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INCOME FUND

Shares or Principal Amount	Security Description	Value
$ 98,086	Federal National Mortgage Association, 4.50%, 12/01/18	$104,957
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,386,598
211,322	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	217,274
858,302	Federal National Mortgage Association, 7.50%, 08/01/22	1,000,431
1,259,727	Federal National Mortgage Association, 4.00%, 06/01/24	1,315,305
274,042	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	281,144
202,349	Federal National Mortgage Association, 5.00%, 08/01/34	216,345
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,514,073
249,191	Federal National Mortgage Association, 5.50%, 08/01/37	270,965
933,335	Federal National Mortgage Association, 6.00%, 09/01/38	1,028,086
1,103,273	Federal National Mortgage Association, 4.50%, 01/01/40	1,150,324

		8,877,555

Total Government and Agency Obligations (cost $26,394,301)		27,454,524

Preferred Stock - 0.9%
580	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (e)	487,200

Total Preferred Stocks (cost $595,666)		487,200

Exchange Traded Funds - 0.8%
5,047	iShares iBoxx High Yield Corporate Bond Fund	460,841

Total Exchange Traded Funds (cost $436,131)		460,841

Investment Company - 1.6%
89,315	Federated Institutional High-Yield Bond Fund (c)	886,008

Total Investment Company (cost $761,904)		886,008

Short Term Investments - 0.9%
Investment Company - 0.9%
518,559	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	518,559

Total Short Term Investments (cost $518,559)	$518,559

Total Investments - 99.5% (cost $55,393,101)	56,857,779
Other assets in excess of liabilities - 0.5%	303,275

NET ASSETS - 100%	$57,161,054

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	Non-income producing security.
(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 62.5%
Consumer Discretionary - 7.9%
4,400	BorgWarner Inc. (a)	$355,476
1,150	Chipotle Mexican Grill Inc. - Class A (a)	354,418
15,600	Comcast Corp. - Class A	395,304
6,400	Guess? Inc.	269,184
3,200	McDonald’s Corp.	269,824
1,150	NetFlix Inc. (a)	302,094
6,300	Nordstrom Inc.	295,722
5,000	Tempur-Pedic International Inc. (a)	339,100
5,400	Ulta Salon Cosmetics & Fragrance Inc. (a)	348,732
1,700	Wynn Resorts Ltd.	244,018

		3,173,872
Consumer Staples - 7.8%
11,200	Church & Dwight Co. Inc.	454,048
5,100	Colgate-Palmolive Co.	445,791
9,600	Herbalife Ltd.	553,344
5,000	Hershey Co.	284,250
10,500	Kraft Foods Inc. - Class A	369,915
4,000	Mead Johnson Nutrition Co.	270,200
4,500	PepsiCo Inc.	316,935
6,000	PriceSmart Inc.	307,380
1,500	Ralcorp Holdings Inc. (a)	129,870

		3,131,733
Energy - 8.1%
3,800	Apache Corp.	468,882
1,900	CARBO Ceramics Inc.	309,605
6,400	Exxon Mobil Corp.	520,832
4,600	Helmerich & Payne Inc.	304,152
4,100	Noble Energy Inc.	367,483
5,600	Occidental Petroleum Corp.	582,624
5,400	Peabody Energy Corp.	318,114
4,400	Schlumberger Ltd.	380,160

		3,251,852
Financials - 7.5%
5,800	ACE Ltd.	381,756
3,900	Affiliated Managers Group Inc. (a)	395,655
6,200	AFLAC Inc.	289,416
1,900	BlackRock Inc.	364,439
4,800	Credit Acceptance Corp. (a)	405,456
7,000	HCC Insurance Holdings Inc.	220,500
9,900	JPMorgan Chase & Co.	405,306
4,800	State Street Corp.	216,432
12,900	U.S. Bancorp	329,079

		3,008,039
Health Care - 8.3%
6,000	Abbott Laboratories	315,720
3,000	Biogen Idec Inc. (a)	320,760
5,500	Catalyst Health Solutions Inc. (a)	307,010

Shares	Security Description	Value
8,000	Cerner Corp. (a)	$488,880
5,200	Covidien Plc	276,796
3,900	Medco Health Solutions Inc. (a)	220,428
5,900	Medidata Solutions Inc. (a)	140,833
11,100	PSS World Medical Inc. (a)	310,911
6,800	Thermo Fisher Scientific Inc. (a)	437,852
10,466	Valeant Pharmaceuticals International Inc.	543,813

		3,363,003
Industrials - 7.7%
3,900	3M Co.	369,915
6,000	AGCO Corp. (a)	296,160
6,500	Emerson Electric Co.	365,625
14,300	General Electric Co.	269,698
3,700	Joy Global Inc.	352,388
4,100	Norfolk Southern Corp.	307,213
6,900	Pall Corp.	387,987
4,000	Parker Hannifin Corp.	358,960
4,500	Roper Industries Inc.	374,850

		3,082,796
Information Technology - 10.5%
10,500	Adobe Systems Inc. (a)	330,225
1,600	Apple Inc. (a)	537,072
5,600	Citrix Systems Inc. (a)	448,000
6,500	Cognizant Technology Solutions Corp. - Class A (a)	476,710
2,500	Equinix Inc. (a)	252,550
3,000	Factset Research Systems Inc.	306,960
15,000	Intel Corp.	332,400
1,000	MasterCard Inc. - Class A	301,340
14,000	Mentor Graphics Corp. (a)	179,340
10,800	Microsoft Corp.	280,800
15,000	Oracle Corp.	493,650
8,700	Texas Instruments Inc.	285,621

		4,224,668
Materials - 2.9%
3,200	Agrium Inc.	280,832
2,600	Cliffs Natural Resources Inc.	240,370
3,400	Praxair Inc.	368,526
4,100	Sigma-Aldrich Corp.	300,858

		1,190,586
Telecommunication Services - 0.5%
11,000	MetroPCS Communications Inc. (a)	189,310

Utilities - 1.3%
20,000	AES Corp. (a)	254,800
4,600	NextEra Energy Inc.	264,316

		519,116

Total Common Stocks (cost $16,510,699)		25,134,975

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Corporate Bonds - 19.2%
Consumer Discretionary - 2.8%
$ 500,000	Comcast Corp., 5.70%, 05/15/18	$557,880
500,000	Home Depot Inc., 5.40%, 03/01/16	558,707

		1,116,587
Consumer Staples - 0.7%
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (b)	300,598

Energy - 1.6%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	315,336
300,000	Shell International Finance BV, 3.25%, 09/22/15	315,477

		630,813
Financials - 10.1%
400,000	American Express Credit Co., 5.88%, 05/02/13	430,616
500,000	Bank of America NA, 6.00%, 06/15/16	530,453
500,000	Commonwealth Bank of Australia, 5.00%, 04/13/20 (c) (d)	490,571
500,000	General Electric Capital Corp., 5.63%, 09/15/17	552,011
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	411,682
500,000	KeyCorp, 6.50%, 05/14/13	544,074
250,000	Regions Bank, 7.50%, 05/15/18	261,426
300,000	Vornado Realty Trust, 4.25%, 04/01/15	311,375
500,000	Wachovia Corp., 5.25%, 08/01/14	535,933

		4,068,141
Industrials - 1.4%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	565,097

Telecommunication Services - 0.8%
300,000	Verizon Communications Inc., 4.90%, 09/15/15	332,420

Utilities - 1.8%
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	455,245
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	260,901

		716,146

Total Corporate Bonds (cost $7,365,341)		7,729,802

Principal Amount	Security Description	Value
Government and Agency Obligations - 11.5%
GOVERNMENT SECURITIES - 11.5%
Municipals - 9.5%
$ 250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	$266,365
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	264,667
300,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	316,020
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	202,603
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	106,634
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	281,006
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	217,055
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	319,215
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	215,444
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	219,084
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	212,620
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	211,584
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	209,562
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	360,332
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	295,604
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	104,659

		3,802,454
Treasury Inflation Index Securities - 2.0%
324,538	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17 (e)	370,227
426,420	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	457,269

		827,496

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Total Government and Agency Obligations (cost $4,372,453)		$4,629,950

Short Term Investments - 9.7%
Investment Company - 9.7%
3,887,551	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	3,887,551

Total Short Term Investments (cost $3,887,551)		3,887,551

Total Investments - 102.9% (cost $32,136,044)		41,382,278
Liabilities in excess of other assets - (2.9%)		(1,184,500)

NET ASSETS - 100%		$40,197,778

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Variable rate security. The rate reflected is the rate in effect at June 30, 2011.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. The security has been deemed illiquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 95.2%
Consumer Discretionary - 9.9%
313,900	Comcast Corp. - Class A	$7,954,226
114,050	Home Depot Inc.	4,130,891
222,050	International Game Technology	3,903,639
98,775	Kohl’s Corp.	4,939,738
58,400	Lear Corp.	3,123,232
59,450	Mohawk Industries Inc. (a)	3,566,405

		27,618,131
Consumer Staples - 10.7%
114,825	HJ Heinz Co.	6,117,876
60,800	Kimberly-Clark Corp.	4,046,848
129,800	PepsiCo Inc.	9,141,814
62,000	Philip Morris International Inc.	4,139,740
103,200	Procter & Gamble Co.	6,560,424

		30,006,702
Energy - 12.7%
40,875	Apache Corp.	5,043,566
125,175	Chevron Corp.	12,872,997
118,100	Exxon Mobil Corp.	9,610,978
51,900	Peabody Energy Corp.	3,057,429
58,875	Schlumberger Ltd.	5,086,800

		35,671,770
Financials - 14.0%
84,200	AFLAC Inc.	3,930,456
325,400	Bank of America Corp.	3,566,384
105,700	BB&T Corp.	2,836,988
27,400	BlackRock Inc.	5,255,594
32,600	Goldman Sachs Group Inc.	4,338,734
159,900	JPMorgan Chase & Co.	6,546,306
152,100	MetLife Inc.	6,672,627
138,600	State Street Corp.	6,249,474

		39,396,563
Health Care - 12.1%
163,400	Abbott Laboratories	8,598,108
76,400	Amgen Inc. (a)	4,457,940
181,000	Medtronic Inc.	6,973,930
135,900	Novartis AG - ADR	8,304,849
96,600	Quest Diagnostics Inc.	5,709,060

		34,043,887
Industrials - 11.0%
82,900	3M Co.	7,863,065
109,400	Emerson Electric Co.	6,153,750
35,400	Flowserve Corp.	3,890,106
465,800	General Electric Co.	8,784,988
95,800	Jacobs Engineering Group Inc. (a)	4,143,350

		30,835,259
Information Technology - 18.0%
67,400	Adobe Systems Inc. (a)	2,119,730
144,325	Avnet Inc. (a)	4,601,081

Shares	Security Description	Value
225,400	Cisco Systems Inc.	$3,518,494
170,300	Hewlett-Packard Co.	6,198,920
251,850	Intel Corp.	5,580,996
35,100	International Business Machines Corp.	6,021,405
256,900	Microsoft Corp.	6,679,400
184,700	Oracle Corp.	6,078,477
132,600	Texas Instruments Inc.	4,353,258
273,300	Western Union Co.	5,474,199

		50,625,960
Materials - 4.0%
84,900	Air Products & Chemicals Inc.	8,114,742
50,400	Allegheny Technologies Inc.	3,198,888

		11,313,630
Utilities - 2.8%
332,850	AES Corp. (a)	4,240,509
86,400	Southern Co.	3,488,832

		7,729,341

Total Common Stocks (cost $238,628,262)		267,241,243

Short Term Investments - 4.2%
Investment Company - 4.2%
11,881,913	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	11,881,913

Total Short Term Investments (cost $11,881,913)		11,881,913

Total Investments - 99.4% (cost $250,510,175)		279,123,156
Other assets in excess of liabilities - 0.6%		1,628,037

NET ASSETS - 100%		$280,751,193

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 97.7%
Consumer Discretionary - 12.8%
66,070	Johnson Controls Inc.	$2,752,476
107,480	Staples Inc.	1,698,184
116,155	Starbucks Corp.	4,586,961
50,030	Target Corp.	2,346,907

		11,384,528
Consumer Staples - 17.3%
23,915	Colgate-Palmolive Co.	2,090,410
52,355	PepsiCo Inc.	3,687,363
30,660	Procter & Gamble Co.	1,949,056
86,890	Safeway Inc.	2,030,619
37,695	Wal-Mart Stores Inc.	2,003,112
57,775	Whole Foods Market Inc.	3,665,824

		15,426,384
Energy - 5.8%
39,650	Schlumberger Ltd.	3,425,760
44,055	Suncor Energy Inc.	1,722,551

		5,148,311
Financials - 2.4%
128,395	Charles Schwab Corp.	2,112,098

Health Care - 9.9%
38,100	Johnson & Johnson	2,534,412
25,405	Medtronic Inc.	978,855
57,000	Roche Holding AG - ADR	2,391,720
57,000	UnitedHealth Group Inc.	2,940,060

		8,845,047
Industrials - 10.2%
32,210	3M Co.	3,055,118
20,690	FedEx Corp.	1,962,447
49,255	Illinois Tool Works Inc.	2,782,415
47,752	Koninklijke Philips Electronics NV - NYS	1,226,271

		9,026,251
Information Technology - 31.9%
60,100	Adobe Systems Inc. (a)	1,890,145
149,315	Cisco Systems Inc.	2,330,807
116,000	Dell Inc. (a)	1,933,720
46,930	Fiserv Inc. (a)	2,939,226
3,980	Google Inc. - Class A (a)	2,015,392
78,365	Hewlett-Packard Co.	2,852,486
93,555	Intel Corp.	2,073,179
64,750	Linear Technology Corp.	2,138,045
115,690	Microsoft Corp.	3,007,940
70,620	Paychex Inc.	2,169,447
108,590	Symantec Corp. (a)	2,141,395
29,270	VMware Inc. - Class A (a)	2,933,732

		28,425,514

Shares	Security Description	Value
Materials - 7.4%
56,690	Ecolab Inc.	$3,196,182
31,435	Praxair Inc.	3,407,240

		6,603,422

Total Common Stocks (cost $68,160,926)		86,971,555

Short Term Investments - 0.1%
Investment Company - 0.1%
137,608	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	137,608

Total Short Term Investments (cost $137,608)		137,608

Total Investments - 97.8% (cost $68,298,534)		87,109,163
Other assets in excess of liabilities - 2.2%		1,950,130

NET ASSETS - 100%		$89,059,293

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.6%
Consumer Discretionary - 20.6%
26,000	BorgWarner Inc. (a)	$2,100,540
90,000	Chico’s FAS Inc.	1,370,700
5,000	Chipotle Mexican Grill Inc. - Class A (a)	1,540,950
30,000	Coach Inc.	1,917,900
21,000	DeVry Inc.	1,241,730
50,000	GameStop Corp. - Class A (a)	1,333,500
30,400	Guess? Inc.	1,278,624
34,000	HanesBrands Inc. (a)	970,700
5,000	NetFlix Inc. (a)	1,313,450
30,000	Nordstrom Inc.	1,408,200
9,000	Panera Bread Co. - Class A (a)	1,130,940
39,300	Sotheby’s	1,709,550
34,400	Tempur-Pedic International Inc. (a)	2,333,008
25,000	Tenneco Inc. (a)	1,101,750
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	774,960
25,000	Wolverine World Wide Inc.	1,043,750
10,000	Wynn Resorts Ltd.	1,435,400

		24,005,652
Consumer Staples - 6.4%
30,000	Church & Dwight Co. Inc.	1,216,200
60,000	Flowers Foods Inc.	1,322,400
40,000	Herbalife Ltd.	2,305,600
22,400	PriceSmart Inc.	1,147,552
16,500	Ralcorp Holdings Inc. (a)	1,428,570

		7,420,322
Energy - 6.0%
5,000	CARBO Ceramics Inc.	814,750
76,582	GeoResources Inc. (a)	1,722,329
12,800	Noble Energy Inc.	1,147,264
30,000	Peabody Energy Corp.	1,767,300
50,000	Williams Cos. Inc.	1,512,500

		6,964,143
Financials - 6.7%
20,000	Affiliated Managers Group Inc. (a)	2,029,000
23,000	Credit Acceptance Corp. (a)	1,942,810
14,000	Portfolio Recovery Associates Inc. (a)	1,187,060
18,000	Signature Bank (a)	1,029,600
45,000	Stifel Financial Corp. (a)	1,613,700

		7,802,170
Health Care - 11.6%
25,000	Biogen Idec Inc. (a)	2,673,000
31,200	Catalyst Health Solutions Inc. (a)	1,741,584
30,000	Cerner Corp. (a)	1,833,300
27,500	Hospira Inc. (a)	1,558,150
20,000	Immucor Inc. (a)	408,400
37,000	Impax Laboratories Inc. (a)	806,230
53,700	Medidata Solutions Inc. (a)	1,281,819

Shares	Security Description	Value
60,000	PSS World Medical Inc. (a)	$1,680,600
30,000	Valeant Pharmaceuticals International Inc.	1,558,800

		13,541,883
Industrials - 19.1%
45,000	AGCO Corp. (a)	2,221,200
17,000	Alliant Techsystems Inc.	1,212,610
30,000	Applied Industrial Technologies Inc.	1,068,300
23,300	Atlas Air Worldwide Holdings Inc. (a)	1,386,583
16,000	Dover Corp.	1,084,800
21,000	Genesee & Wyoming Inc. - Class A (a)	1,231,440
19,000	HUB Group Inc. - Class A (a)	715,540
109,500	Insituform Technologies Inc. - Class A (a)	2,296,215
20,000	Joy Global Inc.	1,904,800
17,000	L-3 Communications Holdings Inc.	1,486,650
25,000	Landstar System Inc.	1,162,000
27,700	Lincoln Electric Holdings Inc.	993,045
27,000	Pall Corp.	1,518,210
22,000	Roper Industries Inc.	1,832,600
60,000	Tetra Tech Inc. (a)	1,350,000
24,000	Woodward Governor Co.	836,640

		22,300,633
Information Technology - 20.5%
40,000	Adobe Systems Inc. (a)	1,258,000
37,000	Akamai Technologies Inc. (a)	1,164,390
62,000	CA Inc.	1,416,080
91,400	Cadence Design Systems Inc. (a)	965,184
20,000	Citrix Systems Inc. (a)	1,600,000
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,686,820
60,000	DG FastChannel Inc. (a)	1,923,000
70,000	Diodes Inc. (a)	1,827,000
12,000	Equinix Inc. (a)	1,212,240
15,000	Factset Research Systems Inc.	1,534,800
215,399	Harmonic Inc. (a)	1,557,342
33,300	Itron Inc. (a)	1,603,728
75,000	Lawson Software Inc. (a)	841,500
97,000	Mentor Graphics Corp. (a)	1,242,570
27,000	OSI Systems Inc. (a)	1,161,000
82,000	Power-One Inc. (a)	664,200
56,600	SRA International Inc. - Class A (a)	1,750,072
33,100	STEC Inc. (a)	563,031

		23,970,957
Materials - 7.0%
23,000	Agrium Inc.	2,018,480
65,000	Calgon Carbon Corp. (a)	1,105,000
21,000	Cliffs Natural Resources Inc.	1,941,450
25,000	Sigma-Aldrich Corp.	1,834,500
91,700	Zagg Inc. (a)	1,228,780

		8,128,210

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Telecommunication Services - 0.7%
50,000	Neutral Tandem Inc. (a)	$871,000

Total Common Stocks (cost $74,054,786)		115,004,970

Short Term Investments - 1.3%
Investment Company - 1.3%
1,532,832	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	1,532,832

Total Short Term Investments (cost $1,532,832)		1,532,832

Total Investments - 99.9% (cost $75,587,618)		116,537,802
Other assets in excess of liabilities - 0.1%		169,235

NET ASSETS - 100%		$116,707,037

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.8%
Consumer Discretionary - 13.7%
87,600	ANN Inc. (a)	$2,286,360
45,500	Buckle Inc.	1,942,850
287,525	Callaway Golf Co.	1,788,406
114,400	Foot Locker Inc.	2,718,144
84,150	International Speedway Corp. - Class A	2,390,701
60,100	Jack in the Box Inc. (a)	1,369,078
38,900	Mohawk Industries Inc. (a)	2,333,611
68,256	Steiner Leisure Ltd. (a)	3,117,934
21,275	Tractor Supply Co.	1,422,872

		19,369,956
Consumer Staples - 2.0%
22,800	Lancaster Colony Corp.	1,386,696
35,300	WD-40 Co.	1,378,112

		2,764,808
Energy - 7.8%
62,525	Bill Barrett Corp. (a)	2,898,034
52,000	Dresser-Rand Group Inc. (a)	2,795,000
43,400	SM Energy Co.	3,189,032
40,200	Tidewater Inc.	2,163,162

		11,045,228
Financials - 18.9%
27,600	Affiliated Managers Group Inc. (a)	2,800,020
50,900	Arthur J Gallagher & Co.	1,452,686
37,000	Cullen/Frost Bankers Inc.	2,103,450
58,000	Delphi Financial Group Inc. - Class A	1,694,180
26,900	Home Properties Inc.	1,637,672
25,200	Jones Lang LaSalle Inc.	2,376,360
54,750	Mack-Cali Realty Corp.	1,803,465
78,100	MB Financial Inc.	1,502,644
204,950	MFA Financial Inc.	1,647,798
28,450	RLI Corp.	1,761,624
83,400	Selective Insurance Group	1,356,918
100,100	Texas Capital Bancshares Inc. (a)	2,585,583
50,500	UMB Financial Corp.	2,114,940
71,900	United Bankshares Inc.	1,760,112

		26,597,452
Health Care - 9.5%
81,900	Genomic Health Inc. (a)	2,285,829
10,900	Mettler Toledo International Inc. (a)	1,838,503
109,100	PSS World Medical Inc. (a)	3,055,891
133,700	VCA Antech Inc. (a)	2,834,440
77,600	West Pharmaceutical Services Inc.	3,395,776

		13,410,439
Industrials - 16.0%
119,300	Barnes Group Inc.	2,959,833
65,800	Carlisle Cos. Inc.	3,239,334
56,700	CLARCOR Inc.	2,680,776
41,700	Hubbell Inc. - Class B	2,708,415

Shares	Security Description	Value
71,000	IDEX Corp.	$3,255,350
141,652	Insteel Industries Inc.	1,776,316
109,950	John Bean Technologies Corp.	2,124,234
52,800	Tennant Co.	2,108,304
66,700	Werner Enterprises Inc.	1,670,835

		22,523,397
Information Technology - 18.4%
39,800	Anixter International Inc.	2,600,532
44,900	CACI International Inc. - Class A (a)	2,832,292
163,800	Daktronics Inc.	1,767,402
165,495	Entegris Inc. (a)	1,674,809
47,000	Littelfuse Inc.	2,759,840
77,900	Micrel Inc.	824,182
99,700	Microsemi Corp. (a)	2,043,850
51,250	MTS Systems Corp.	2,143,788
83,400	National Instruments Corp.	2,476,146
111,400	Parametric Technology Corp. (a)	2,554,402
80,700	Park Electrochemical Corp.	2,255,565
33,400	Syntel Inc.	1,974,608

		25,907,416
Materials - 7.8%
54,300	Arch Chemicals Inc.	1,870,092
45,050	Carpenter Technology Corp.	2,598,484
71,400	Intrepid Potash Inc. (a)	2,320,500
62,400	Sensient Technologies Corp.	2,313,168
85,700	Worthington Industries Inc.	1,979,670

		11,081,914
Utilities - 3.7%
62,000	IDACORP Inc.	2,449,000
105,600	Westar Energy Inc.	2,841,696

		5,290,696

Total Common Stocks (cost $109,419,468)		137,991,306

Short Term Investments - 2.9%
Investment Company - 2.9%
4,055,331	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	4,055,331

Total Short Term Investments (cost $4,055,331)		4,055,331

Total Investments - 100.7% (cost $113,474,799)		142,046,637
Liabilities in excess of other assets - (0.7%)		(1,028,291)

NET ASSETS - 100%		$141,018,346

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value
Foreign Stocks - 94.7%
Australia - 11.0%
30,970	AGL Energy Ltd.	$486,516
33,195	Amcor Ltd.	256,285
129,840	AMP Ltd.	680,826
14,105	ASX Ltd.	460,552
27,869	BHP Billiton Ltd.	1,308,923
12,575	Caltex Australia Ltd.	158,575
18,160	Commonwealth Bank of Australia	1,018,442
53,856	Foster’s Group Ltd.	297,413
163,472	Goodman Fielder Ltd.	185,809
132,727	GPT Group	449,744
126,219	Harvey Norman Holdings Ltd.	337,010
15,147	MacArthur Coal Ltd.	177,852
195,429	Metcash Ltd.	869,672
42,433	National Australia Bank Ltd.	1,165,739
10,243	Orica Ltd.	295,899
17,275	Sonic Health Care Ltd.	238,405
159,050	Tatts Group Ltd.	409,321
74,233	Toll Holdings Ltd.	386,062
72,082	Westfield Group	669,365
45,632	Westpac Banking Corp.	1,089,214
10,481	WorleyParsons Ltd.	317,385

		11,259,009
Belgium - 1.8%
52,025	Belgacom SA	1,855,342

Brazil - 0.5%
3,600	Banco do Brasil SA	64,188
11,900	BM&F Bovespa SA	78,708
6,000	Brookfield Incorporacoes SA	29,340
14,700	Cia Siderurgica Nacional SA	179,946
1,780	Cielo SA	44,149
3,400	EDP - Energias do Brasil SA	82,064
1,200	Lojas Renner SA	45,768
2,400	Rossi Residencial SA	19,427

		543,590
China - 1.2%
211,000	Bank of China Ltd.	102,768
71,000	Bank of Communications Co. Ltd.	67,975
74,000	China Petroleum & Chemical Corp.	74,461
73,200	China Zhongwang Holdings Ltd.	32,172
66,000	CNOOC Ltd.	154,027
110,000	Fushan International Energy Group Ltd.	67,147
29,751	GOME Electrical Appliances Holdings Ltd.	11,890
12,619	Great Wall Motor Co. Ltd.	20,757
16,000	Guangzhou R&F Properties Co. Ltd.	21,795
90,000	Huaneng Power International Inc.	47,304
204,000	Industrial & Commercial Bank of China	154,937
30,000	Jiangsu Expressway Co. Ltd.	27,720

Shares	Security Description	Value
122,000	PetroChina Co. Ltd.	$178,418
312,000	Renhe Commercial Holdings Co. Ltd.	60,143
78,000	Shanghai Electric Group Co. Ltd.	41,198
64,000	Skyworth Digital Holdings Ltd.	38,409
24,500	Soho China Ltd.	21,882
1,500	Tencent Holdings Ltd.	40,712
11,000	Want Want China Holdings Ltd.	10,673
40,000	Zhejiang Expressway Co. Ltd.	30,123

		1,204,511
Czech Republic - 0.2%
1,313	CEZ AS	67,628
500	Komercni Banka AS	122,052

		189,680
Finland - 2.0%
81,000	Orion Oyj	2,087,072

France - 9.2%
14,511	BNP Paribas SA	1,120,002
25,840	Bouygues SA	1,135,834
1,784	Casino Guichard Perrachon SA	168,141
13,173	Eiffage SA	871,566
8,666	France Telecom SA	184,275
2,995	Gecina SA	418,508
2,627	LVMH Moet Hennessy Louis Vuitton SA	472,712
5,179	Neopost SA	444,863
15,747	Sanofi-Aventis SA	1,265,861
25,185	Total SA	1,456,337
68,556	Vivendi SA	1,906,100

		9,444,199
Germany - 5.6%
33,549	BASF SE	3,273,856
6,776	Daimler AG	507,861
34,588	RWE AG	1,925,596

		5,707,313
Greece - 1.0%
22,956	OPAP SA	357,824
47,776	Public Power Corp. SA	684,434

		1,042,258
Hong Kong - 1.1%
78,000	Cathay Pacific Airways Ltd.	180,628
181,000	Hopewell Holdings Ltd.	573,366
269,000	NWS Holdings Ltd.	360,211

		1,114,205
Indonesia - 0.3%
279,500	International Nickel Indonesia Tbk PT	146,711
23,000	Perusahaan Gas Negara PT	10,798
17,000	PT Astra International Tbk	126,018
29,000	Semen Gresik Persero Tbk PT	32,474

		316,001

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value
Italy - 2.0%
85,223	ENI SpA	$2,015,467

Japan - 17.8%
35,500	AEON Credit Service Co. Ltd.	484,271
11,400	Coca-Cola West Co. Ltd.	218,114
48,000	Daihatsu Motor Co. Ltd.	813,418
10,100	Daito Trust Construction Co. Ltd.	854,528
86,000	Denki Kagaku Kogyo K K	412,424
19,200	Eisai Co. Ltd.	747,820
22,900	Honda Motor Co. Ltd.	877,705
11,500	Itochu Techno-Solutions Corp.	406,765
104,000	Joyo Bank Ltd.	435,433
170,000	Kajima Corp.	485,775
25,300	Kansai Electric Power Co. Inc.	502,920
47,000	Kinden Corp.	401,155
8,700	Lawson Inc.	455,591
67,000	Mitsubishi Chemical Holdings Corp.	472,804
17,400	Mitsubishi Corp.	432,352
97,000	Mitsubishi UFJ Financial Group Inc.	469,996
47,100	Mitsui & Co. Ltd.	809,870
380,700	Mizuho Financial Group Inc.	624,331
238,000	Nippon Express Co. Ltd.	960,989
9,400	Nippon Telegraph & Telephone Corp.	451,373
5,100	Nissin Foods Holdings Co. Ltd.	185,460
222	NTT DoCoMo Inc.	394,409
190,000	Ricoh Co. Ltd.	2,098,522
18,800	Sankyo Co. Ltd.	968,145
55,000	Sumitomo Corp.	744,130
12,000	Sumitomo Metal Mining Co. Ltd.	196,049
6,300	Sumitomo Mitsui Financial Group Inc.	193,172
39,500	Sumitomo Rubber Industries Inc.	476,022
8,800	Takeda Pharmaceutical Co. Ltd.	406,162
11,700	Tokio Marine Holdings Inc.	326,332
42,000	TonenGeneral Sekiyu KK	515,542
5,420	USS Co. Ltd.	419,513

		18,241,092
Malaysia - 0.3%
47,300	Lafarge Malayan Cement Bhd	116,761
45,300	Malayan Banking Bhd	134,189
13,200	UMW Holdings Bhd	31,579

		282,529
Mexico - 0.4%
12,687	Grupo Aeroportuario del PacifiCo SAB de CV	52,037
12,500	Grupo Financiero Inbursa SA	64,051
22,800	Grupo Mexico SAB de CV	75,289
7,200	Kimberly-Clark de Mexico SAB de CV	47,354
112,200	Telefonos de Mexico SAB de CV	92,865
10,700	Wal-Mart de Mexico SAB de CV	31,760

		363,356

Shares	Security Description	Value
Netherlands - 1.2%
240	Koninklijke DSM NV	$15,575
49,086	Koninklijke KPN NV	713,877
14,813	Unilever NV	485,526

		1,214,978
Norway - 4.2%
94,624	Orkla ASA	900,262
66,003	SeaDrill Ltd.	2,324,549
24,378	StatoilHydro ASA	617,588
8,756	Yara International ASA	493,175

		4,335,574
Philippines - 0.0%
750	Philippine Long Distance Telephone Co.	40,018

Poland - 0.1%
319	KGHM Polska Miedz SA	22,923
5,353	Powszechna Kasa Oszczednosci Bank Polski SA	82,008

		104,931
Portugal - 0.4%
130,814	Energias de Portugal SA	464,524

Russia - 0.2%
1,350	Lukloil OAO - ADR	86,063
14,550	Surgutneftegaz - ADR	142,590

		228,653
Singapore - 0.2%
113,000	Ascendas Real Estate Investment Trust	187,720

South Africa - 0.8%
12,281	African Bank Investments Ltd.	62,607
3,817	FirstRand Ltd.	11,222
12,873	Growthpoint Properties Ltd.	34,910
793	Impala Platinum Holdings Ltd.	21,398
644	Imperial Holdings Ltd.	11,565
2,808	Kumba Iron Ore Ltd.	201,290
21,575	MMI Holdings Ltd.	54,291
569	Naspers Ltd. - Class N	32,188
17,565	Pretoria Portland Cement Co. Ltd.	69,721
6,099	Reunert Ltd.	55,220
2,239	Sasol Ltd.	118,049
2,412	Spar Group Ltd.	32,237
7,392	Standard Bank Group Ltd.	109,449

		814,147
South Korea - 1.0%
2,150	Dongbu Insurance Co. Ltd.	111,780
1,210	Hana Financial Group Inc.	42,279
461	Hyundai Mipo Dockyard Co. Ltd.	73,199
5,400	Hyundai Securities Co. Ltd.	60,197

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value
1,790	Kangwon Land Inc.	$47,957
103	KCC Corp.	32,227
8,270	Korea Exchange Bank	74,372
1,750	KT Corp.	66,721
1,068	KT&G Corp.	66,431
13,840	LG Telecom Ltd.	75,067
451	S1 Corp.	23,321
218	Samsung Fire & Marine Insurance Co. Ltd.	50,645
2,650	Samsung Heavy Industries Co. Ltd.	118,164
369	SK Holdings Co. Ltd.	63,948
843	SK Telecom Co. Ltd.	127,536

		1,033,844
Spain - 5.1%
311,538	Banco Santander SA	3,597,101
48,621	Criteria CaixaCorp SA	339,316
18,509	Enagas SA	448,461
20,428	Indra Sistemas SA	421,498
18,389	Telefonica SA	449,553

		5,255,929
Sweden - 4.0%
90,891	Boliden AB	1,679,014
6,844	Electrolux AB - Class B	163,339
115,747	Nordea Bank AB	1,244,827
21,538	Skanska AB	385,605
20,307	Svenska Handelsbanken	626,605

		4,099,390
Switzerland - 4.4%
28,665	Credit Suisse Group AG	1,115,224
20,326	Nestle SA	1,263,573
26,820	Novartis AG	1,643,343
2,875	Roche Holding AG	481,276

		4,503,416
Taiwan - 1.1%
11,000	Acer Inc.	19,157
9,000	Advantech Co. Ltd.	30,596
4,250	Cheng Shin Rubber Industry Co. Ltd.	12,213
5,150	Chicony Electronics Co. Ltd.	9,973
51,000	China Development Financial Holding Corp.	20,695
46,453	Compal Electronics Inc.	56,954
27,000	Coretronic Corp.	42,649
10,000	Delta Electronics Inc.	36,747
18,000	Eternal Chemical Co. Ltd.	20,313
13,000	Farglory Land Development Co. Ltd.	32,421
3,000	Formosa Chemicals & Fibre Corp.	11,181
5,000	Formosa Plastics Corp.	18,025
2,200	HTC Corp.	74,023
20,000	Inventec Co. Ltd.	10,449
25,079	Lite-On Technology Corp.	33,019
109,000	Macronix International Co., Ltd.	66,820

Shares	Security Description	Value
9,000	MediaTek Inc.	$97,806
74,000	Mega Financial Holdings Co. Ltd.	64,695
22,000	Novatek Microelectronics Corp.	70,881
3,000	Powertech Technology Inc.	10,073
5,000	Quanta Computer Inc.	11,842
3,050	Richtek Technology Corp.	20,928
23,000	Taiwan Cement Corp.	34,288
75,000	Taiwan Semiconductor Manufacturing Co. Ltd.	188,610
4,000	TSRC Corp.	11,773
24,000	U-Ming Marine Transport Corp.	51,411
17,503	Wistron Corp.	31,092
6,000	WPG Holdings Co. Ltd.	10,178

		1,098,812
Thailand - 0.1%
9,900	Charoen Pokphand Foods PCL	9,513
16,200	Krung Thai Bank PCL	9,921
8,000	PTT Aromatics & Refining PCL	9,772
1,700	PTT PCL	18,550
11,000	Siam Commercial Bank PCL	39,772
4,000	Thai Oil PCL	9,707

		97,235
Turkey - 0.2%
762	Anadolu Efes Biracilik Ve Malt Sanayii AS	10,308
4,471	Tupras Turkiye Petrol Rafine	109,660
23,153	Turk Telekomunikasyon AS	122,421

		242,389
United Kingdom - 17.3%
22,289	AstraZeneca Plc	1,111,642
60,358	Aviva Plc	425,200
11,469	BHP Billiton Plc	451,273
82,346	Bradford & Bingley Plc (a) (b) (c)	—
50,081	British American Tobacco Plc	2,194,766
62,467	British Land Co. Plc	610,466
22,702	Diageo Plc	463,752
172,126	Firstgroup Plc	941,601
421,990	Home Retail Group Plc	1,108,522
66,711	HSBC Holdings Plc	662,004
134,809	ICAP Plc	1,023,230
14,053	Imperial Tobacco Group Plc	467,028
79,358	J Sainsbury Plc	419,477
43,944	National Grid Plc	431,916
9,498	Reckitt Benckiser Group Plc	524,305
28,410	Royal Dutch Shell Plc	1,013,910
1,464,908	RSA Insurance Group Plc	3,171,142
190,176	TUI Travel Plc	684,813
17,280	Unilever Plc	556,247

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value
571,598	Vodafone Group Plc	$1,516,202

		17,777,496

Total Foreign Stocks (cost $88,623,486)		97,164,680

Preferred Stocks - 1.2%
Brazil - 0.7%
2,200	Banco Bradesco SA	44,555
5,800	Banco do Estado do Rio Grande do Sul	65,052
6,500	Cia de Bebidas das Americas	213,084
7,500	Metalurgica Gerdau SA	95,510
465	Telecomunicacoes de Sao Paolo SA	13,560
9,500	TIM Participacoes SA	45,908
13,300	Ultrapar Participacoes SA	236,456

		714,125
Germany - 0.5%
2,629	Volkswagen AG, 3.15%	542,756

Total Preferred Stocks (cost $753,196)		1,256,881

Rights - 0.0%
Spain - 0.0%
48,621	CaixaBank SA (b)	3,666

Total Rights (cost $3,666)		3,666

Exchange Traded Funds - 0.8%
Colombia - 0.1%
3,008	Global X/InterBolsa FTSE Colombia 20 ETF	63,589

United States - 0.7%
8,411	iPath MSCI India Index Exchange-Traded Note (a)	589,527
1,637	iShares MSCI Chile Investable Market Index Fund	123,381

		712,908

Total Exchange Traded Funds (cost $712,825)		776,497

Short Term Investments - 2.2%
Investment Company - 2.2%
2,232,779	Highmark 100% U.S. Treasury Money Market Fund, 0.04% (d)	2,232,779

Total Short Term Investments (cost $2,232,779)		2,232,779

Total Investments - 98.9% (cost $92,325,953)		101,434,503
Other assets in excess of liabilities - 1.1%		1,135,762

Total Net Assets - 100%		$102,570,265

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

(a)	Non-income producing security.
(b)

The security has been deemed illiquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors. The total value of illiquid securities in the Fund was 0.0% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

As of June 30, 2011, industry diversification of the International Equity Fund was as follows:

Industry Diversification	Percentage of Net Assets
Materials	9.9%

Banks	9.7%

Energy	9.3%

Real Estate	8.4%

Pharmaceuticals, Biotechnology, & Life Sciences	7.5%

Capital Goods	6.7%

Food Beverage & Tobacco	6.5%

Telecommunication Services	6.0%

Utilities	5.0%

Insurance	4.7%

Automobiles & Components	3.3%

Technology Hardware & Equipment	2.8%

Transportation	2.6%

Diversified Financials	2.5%

Investment Companies	2.2%

Food & Staples Retailing	1.9%

Media	1.9%

Retailing	1.9%

Consumer Durables & Apparel	1.6%

Consumer Services	1.5%

Software & Services	0.9%

Exchanged Traded Funds	0.8%

Household & Personal Products	0.6%

Semiconductors & Semiconductor Equipment	0.4%

Health Care Equipment & Services	0.2%

Commercial & Professional Services	0.0%

98.9%

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Company currently offers shares of eight distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. Each Fund’s NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt obligations (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value. Debt securities (other than short-term obligations) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. The Funds’ investment adviser and sub-advisers, as applicable, assist the Company’s Board of Directors (the “Board”), which is responsible for this review and determination process.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Company’s Fair Value Committee’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to, type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use an independent statistical fair value pricing service to fair value certain international equity securities.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 –

includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, mutual funds whose NAVs are not available until the subsequent day, international equity securities priced by an independent statistical fair value pricing service, or ADRs and GDRs for which quoted prices in active markets are not available.

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

Level 3 –

includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$15,404,354	$390,784	$15,795,138
Corporate Bonds	—	29,249,888	—	29,249,888

Government and Agency Obligations	—	20,709,707	—	20,709,707
Preferred Stocks	462,000	—	—	462,000
Exchange Traded Funds	308,902	—	—	308,902
Investment Company	—	886,008	—	886,008
Short Term Investments	2,403,343	—	—	2,403,343

Total	$3,174,245	$66,249,957	$390,784	$69,814,986

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$12,819,175	$577,258	$13,396,433
Corporate Bonds	—	13,654,214	—	13,654,214
Government and Agency Obligations	—	27,454,524	—	27,454,524
Preferred Stock	487,200	—	—	487,200
Exchange Traded Funds	460,841	—	—	460,841
Investment Company	—	886,008	—	886,008
Short Term Investments	518,559	—	—	518,559

Total	$1,466,600	$54,813,921	$577,258	$56,857,779

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$25,134,975	$—	$—	$25,134,975
Corporate Bonds	—	7,729,802	—	7,729,802
Government and Agency Obligations	—	4,629,950	—	4,629,950
Short Term Investments	3,887,551	—	—	3,887,551

Total	$29,022,526	$12,359,752	$—	$41,382,278

Core Equity Fund
Common Stocks	$267,241,243	$—	$—	$267,241,243
Short Term Investments	11,881,913	—	—	11,881,913

Total	$279,123,156	$—	$—	$279,123,156

Large Cap Growth Fund
Common Stocks	$86,971,555	$—	$—	$86,971,555
Short Term Investments	137,608	—	—	137,608

Total	$87,109,163	$—	$—	$87,109,163

Growth Opportunities Fund
Common Stocks	$115,004,970	$—	$—	$115,004,970
Short Term Investments	1,532,832	—	—	1,532,832

Total	$116,537,802	$—	$—	$116,537,802

Small Company Fund
Common Stocks	$137,991,306	$—	$—	$137,991,306
Short Term Investments	4,055,331	—	—	4,055,331

Total	$142,046,637	$—	$—	$142,046,637

International Equity Fund
Foreign Stocks	$97,164,680	$—	$—	$97,164,680
Preferred Stocks	1,256,881	—	—	1,256,881
Rights	3,666	—	—	3,666
Exchange Traded Funds	776,497	—	—	776,497
Short Term Investments	2,232,779	—	—	2,232,779

Total	$101,434,503	$—	$—	$101,434,503

There were no significant transfers into or out of Level 1, 2 or 3 during the period.

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2011:

	Balance at Beginning of Period	Transfers Into Level 3	Transfers Out of Level 3	Total Realized and Change in Unrealized Gain/ (Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation / (Depreciation) on Investments Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$378,510	$-	$-	$(6,138)	$20,697	$(2,285)	$390,784	$(6,668)
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$517,058	$-	$-	$60,626	$1,808	$(2,234)	$577,258	$60,152

Securities Transactions and Investment Income

During the period ended June 30, 2011, securities transactions are accounted for no later than one business day following trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of adverse future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Foreign Currency Exchange Contracts

The International Equity Fund may enter into forward foreign currency contracts in connection with a planned purchase or sale of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Equity Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily based on the bid exchange rate of the underlying currency and any gains or losses are recorded by the International Equity Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. The International Equity Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the period ended June 30, 2011, the International Equity Fund did not hold any forward foreign currency contracts.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	Fair value of investment securities, other assets, and liabilities at the current bid rate of exchange
(ii)	Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the International Equity Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid. As of June 30, 2011, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

QUARTERLY REPORT 2011

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 5.00%, 04/13/20	3/31/10	$500,000	$490,571	1.2%

2. Federal Income Taxes

At June 30, 2011, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$68,513,153	$1,806,929	$(505,096)	$1,301,833
Income Fund	55,339,425	2,776,701	(1,258,347)	1,518,354
Balanced Fund	32,136,044	9,377,853	(131,619)	9,246,234
Core Equity Fund	251,183,464	36,075,236	(8,135,544)	27,939,692
Large Cap Growth Fund	69,346,012	21,245,885	(3,482,734)	17,763,151
Growth Opportunities Fund	75,587,618	41,647,635	(697,451)	40,950,184
Small Company Fund	113,794,050	30,846,669	(2,594,082)	28,252,587
International Equity Fund	93,201,830	11,864,470	(3,631,797)	8,232,673

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales, mark-to-market on investments in passive foreign investment companies and tax amortization/accretion methods for premium and market discount.

3. Subsequent Events

On July 21, 2011, the shareholders of the International Equity Fund approved an Agreement and Plan of Reorganization between Federated World Investment Series, Inc., on behalf of its series, Federated International Leaders Fund (the “Federated Fund”), and the Company, on behalf of the International Equity Fund, whereby the Federated Fund would acquire all of the assets of the International Equity Fund in exchange for Institutional Shares of the Federated Fund, which would be distributed by the International Equity Fund to its shareholders (the “Reorganization”). The Reorganization commenced as of the close of business on July 22, 2011, resulting in complete liquidation and termination of the International Equity Fund as a series of the Company.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 26, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 26, 2011

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.